Convertible Notes (Details Narrative)			9 Months Ended		12 Months Ended
	Oct. 14, 2021 USD ($) $ / shares shares	Oct. 13, 2016 USD ($) integer	Feb. 28, 2022 USD ($) shares	Feb. 28, 2021 USD ($)	May 31, 2021 USD ($) shares	May 31, 2020 USD ($) shares	Feb. 08, 2022 shares
Accrued Interest			$ 32,342		$ 28,079	$ 22,379
Common Stock, Shares Issued | shares			553,024,616		537,774,616	537,774,616
Proceeds From Notes Payable			$ 240,500	$ 0
Fair Value Of Common Stock Issued			92,000
Convertible Note			232,799		$ 36,818	$ 36,818
Convertibles Debt [Member] | October 14 2021 [Member]
Amount Of Financing Received	$ 275,000
Interest Rate	10.00%
Accrued Interest			10,322
Interest Expense			10,322
Maturity Date	Oct. 14, 2022
Cash Discount	$ 25,000
Financing Costs	$ 9,500
Conversion Price | $ / shares	$ 0.002
Probable Conversion Price In Case Of Default | $ / shares	$ 0.001
Unamortized Debt Discount			79,019
Common Stock, Shares Issued | shares	10,000,000						10,000,000
Proceeds From Notes Payable	$ 240,500
Fair Value Of Common Stock Issued	92,000
Amortization Of Debt Discount			$ 47,481
Shares Issued | shares			10,000,000
Convertible Note			$ 275,000
Interest Expense Related To Amortization Of Deferred Financing Cost	$ 275,000
Convertibles Debt [Member] | JSJ Investments [Member]
Amount Of Financing Received		$ 85,500
Interest Rate		10.00%	18.00%
Accrued Interest			$ 39,502		34,546	27,287
Conversion Price, Percentage		45.00%
Number Of Trading Days | integer		20
Interest Expense Related To Amortization Of Deferred Financing Cost		$ 85,500
Interest Expense			4,957	$ 5,430	$ 7,259	$ 7,279
Maturity Date		Jul. 13, 2017
Cash Discount		$ 5,000
Financing Costs		$ 8,000
Percentage Of Outstanding Principal And Accrued Unpaid Interest		125.00%
Percentage Of Outstanding Principal And Accrued Unpaid Interest After 90 Days		150.00%
Notes Converted In Prior Years			48,682
Convertible Notes Payable Outstanding			$ 36,818